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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [       ];  Amendment Number:
This Amendment (Check only one):     [        ]  is a restatement.
                                     [        ]  adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:             The Lincoln National Life Insurance Company
Address:          1300 Clinton Street
                  Fort Wayne, IN  46802

Form 13F File Number:      28 - 636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Steven R. Brody
Title:            Vice President

Phone:            (219) 455-5390


Signature, Place, and Date of Signing:


/s/ Steven R. Brody      Fort Wayne, IN      October 25, 1999
Steven R. Brody
Vice President


Report Type (Check only one):

[   ] 13F HOLDINGS  REPORT.  (Check here if all holdings of  this  reporting manager  are  reported  in this report.)

[   ] 13F NOTICE.  (Check here if no  holdings  reported  are in this  report, and  all  holdings  are  reported  by  other reporting manager(s).)

[ x ] 13F  COMBINATION  REPORT.  (Check  here  if a portion  of  the  holdings
      for  this   reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                                  FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     4

Form 13F Information Table Value Total:     16266


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.              Form 13F File Number             Name

          01                     28-625               Lincoln National
                                                      Corporation (parent
                                                      company of The Lincoln
                                                      National Life Insurance
                                                      Company


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

FORM 13F INFORMATIONAL TABLE

                                                          VALUE      SHARES/  SH/  PUT/   INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP       (x $1000)  PRN AMT  PRN  CALL   DSCRETN  MGERS    SOLE    SHARED    NONE

GLOBAL CROSSING LTD         COM               G3921A100    6543      317630   SH          SOLE              317630
POGO PRODUCING CO           COM               730448107    1587       76463   SH          SOLE               76463
TEXOIL INC    NEV           COM PAR $0.01     882906506    2495      586942   SH          SOLE              586942
TREX COMPANY INC            COM               89531P105    5641      282051   SH          SOLE              282051

TOTAL                       4 DATA RECORDS                16266
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